Consolidated Statements of Shareholders' Equity (USD $) In Millions, except Share data	Common Stock [Member] Successor [Member]	Common Stock [Member] Predecessor [Member]	Warrant [Member] Successor [Member]	Warrant [Member] Predecessor [Member]	Common Stock Held By Employee Plans [Member] Successor [Member]	Common Stock Held By Employee Plans [Member] Predecessor [Member]	Other Paid-In Capital [Member] Successor [Member]	Other Paid-In Capital [Member] Predecessor [Member]	Accumulated Other Comprehensive Income/(Loss) [Member] Successor [Member]	Accumulated Other Comprehensive Income/(Loss) [Member] Predecessor [Member]	Retained Earnings [Member] Successor [Member]	Retained Earnings [Member] Predecessor [Member]	Successor [Member]	Predecessor [Member]	Total
Balance at Dec. 31, 2008		$ 1.2		$ 31.0		$ (27.6)				$ (23.1)		$ 1,015.6		$ 997.1
Balance (in shares) at Dec. 31, 2008		115,961,880
Net income												229.1		229.1
Change in fair value of available-for-sale securities, net of tax										0.5				0.5
Change in derivative fair value, net of income tax expense of $7.4 and $6.0, respectively for the three months and $3.3 and $5.4, respectively, for the six months										(3.7)				2.2
Change in unrealized gains (losses) on pension and postretirement benefits, net of tax										(2.7)
Total comprehensive income / (Loss)														223.2
Common stock dividends												(128.8)		(128.8)
Repurchase of warrants				(13.6)								(11.6)		(25.2)
Exercise of warrants				(14.5)								92.2		77.7
Exercise of warrants (in shares)		4,973,629
Treasury stock purchased												(64.4)		(64.4)
Treasury stock purchased (in shares)		(2,388,391)
Treasury stock reissued												10.1		10.1
Treasury stock reissued (in shares)		419,649
Tax effects to equity												0.8		0.8
Employee / Director stock plans						8.3						0.5		8.8
Other												0.6		0.6
Balance at Dec. 31, 2009		1.2		2.9		(19.3)		0		(29.0)		1,144.1		1,099.9
Balance (in shares) at Dec. 31, 2009		118,966,767
Net income												290.3		290.3
Change in fair value of available-for-sale securities, net of tax										0.4				0.4
Change in derivative fair value, net of income tax expense of $7.4 and $6.0, respectively for the three months and $3.3 and $5.4, respectively, for the six months										6.4				12.3
Change in unrealized gains (losses) on pension and postretirement benefits, net of tax										3.3
Total comprehensive income / (Loss)														300.4
Common stock dividends												(139.7)		(139.7)
Repurchase of warrants				(0.2)										(0.2)
Exercise of warrants														0
Exercise of warrants (in shares)		18,288
Treasury stock purchased												(56.4)		(56.4)
Treasury stock purchased (in shares)		(2,182,751)
Treasury stock reissued												2.4		2.4
Treasury stock reissued (in shares)		122,540
Tax effects to equity												0.2		0.2
Employee / Director stock plans						6.8						5.1		11.9
Balance at Dec. 31, 2010		1.2		2.7		(12.5)		0		(18.9)		1,246.0		1,218.5	1,218.5
Balance (in shares) at Dec. 31, 2010		116,924,844
Net income														75.2
Change in fair value of available-for-sale securities, net of tax														0
Change in derivative fair value, net of income tax expense of $7.4 and $6.0, respectively for the three months and $3.3 and $5.4, respectively, for the six months														(10.1)
Total comprehensive income / (Loss)														68.0
Balance at Jun. 30, 2011
Balance at Dec. 31, 2010		1.2		2.7		(12.5)		0		(18.9)		1,246.0		1,218.5	1,218.5
Balance (in shares) at Dec. 31, 2010		116,924,844
Net income												150.5		150.5
Change in fair value of available-for-sale securities, net of tax														0
Change in derivative fair value, net of income tax expense of $7.4 and $6.0, respectively for the three months and $3.3 and $5.4, respectively, for the six months										(58.5)				(58.2)
Change in unrealized gains (losses) on pension and postretirement benefits, net of tax										3.2
Total comprehensive income / (Loss)														95.2
Common stock dividends												(176.0)		(176.0)
Repurchase of warrants				(1.1)										(1.1)
Treasury stock reissued												18.2		18.2
Treasury stock reissued (in shares)		805,150
Tax effects to equity												1.4		1.4
Employee / Director stock plans						12.7						1.8		14.5
Other										(0.1)		(0.1)		(0.2)
Balance at Nov. 27, 2011		1.2		1.6		0.2		0		(74.3)		1,241.8		1,170.5
Balance (in shares) at Nov. 27, 2011		117,729,994
Capitalization at merger							2,235.6						2,235.6
Net income											(6.2)		(6.2)
Change in fair value of available-for-sale securities, net of tax													0
Change in derivative fair value, net of income tax expense of $7.4 and $6.0, respectively for the three months and $3.3 and $5.4, respectively, for the six months									(0.5)				(0.5)
Change in unrealized gains (losses) on pension and postretirement benefits, net of tax									0.1
Total comprehensive income / (Loss)													(6.6)
Contribution from Parent							1.7						1.7
Balance at Dec. 31, 2011	0		0		0		2,237.3		(0.4)		(6.2)		2,230.7
Balance (in shares) at Dec. 31, 2011	1
Net income													33.6
Change in fair value of available-for-sale securities, net of tax													0.3		0.3
Change in derivative fair value, net of income tax expense of $7.4 and $6.0, respectively for the three months and $3.3 and $5.4, respectively, for the six months													(5.8)
Total comprehensive income / (Loss)													27.2
Balance at Jun. 30, 2012													2,187.3
Balance at Mar. 31, 2012
Net income													11.9
Change in fair value of available-for-sale securities, net of tax													(0.1)
Change in derivative fair value, net of income tax expense of $7.4 and $6.0, respectively for the three months and $3.3 and $5.4, respectively, for the six months													(13.4)
Total comprehensive income / (Loss)													(1.6)
Balance at Jun. 30, 2012													$ 2,187.3